Intangible assets (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 2,740,982	R$ 2,727,497	R$ 2,809,087
Brazil
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,510,503	2,502,231
Mexico
Disclosure of detailed information about intangible assets [line items]
Intangible assets	178,261	151,930
United States of America
Disclosure of detailed information about intangible assets [line items]
Intangible assets	26,791	47,357
Germany
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,373	25,948
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 54	R$ 31